Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Real Estate Fund))	0 Months Ended
	Aug. 28, 2012
FTSE/NAREIT Equity REIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	9.03%	[1]
FTSE/NAREIT Equity REIT Index
Average Annual Return:
1 Year	8.29%
5 Years	(1.42%)
10 Years (or life of class, if less)	10.15%	[2]
Class A
Average Annual Return:
1 Year	1.90%
5 Years	(2.71%)
10 Years (or life of class, if less)	10.20%
Inception Date	Mar. 04, 2002
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.63%
5 Years	(3.38%)
10 Years (or life of class, if less)	9.11%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.24%
5 Years	(2.65%)
10 Years (or life of class, if less)	8.42%
Class B
Average Annual Return:
1 Year	2.28%
5 Years	(2.64%)
10 Years (or life of class, if less)	8.94%
Inception Date	Oct. 01, 2003
Class C
Average Annual Return:
1 Year	6.29%
5 Years	(2.29%)
10 Years (or life of class, if less)	8.72%
Inception Date	Oct. 01, 2003
Class N
Average Annual Return:
1 Year	6.79%
5 Years	(1.80%)
10 Years (or life of class, if less)	9.25%
Inception Date	Oct. 01, 2003
Class Y
Average Annual Return:
1 Year	8.47%
5 Years	(1.15%)
10 Years (or life of class, if less)	9.97%
Inception Date	Oct. 01, 2003

[1]	From 09-30-03.
[2]	From 02-28-02.